Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 8—ACCRUED EXPENSES

At December 31, 2014 and 2013, accrued expenses consisted of the following:

	December 31,
	2014	2013
Accrued rents	$4,182	$4,096
Property taxes	6,259	5,364
Accrued interest	1,979	1,979
Accrued salaries	6,319	5,348
Sales taxes	4,332	5,135
Other accruals	9,492	5,384

	$32,563	$27,306